S-K 1603(b) Conflicts of Interest	Jan. 23, 2026
Spac Sponsor Conflict Of Interest Line Items
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Certain members of our management team may have potential conflicts of interest as identified below:Members of our management team and our independent directors will directly or indirectly own founder shares, private placement shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.The price that the members of our management team paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.In the event we do not consummate a business combination within the completion window, and unless the time for us to consummate a business combination has been extended, the founder shares, the private placement shares and the private placement warrants (and the shares into which they are exercisable) may become worthless, which could create an incentive our officers and directors to complete a transaction even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity.Certain of our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination.Our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors - Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.” and “- We may engage in a business combination with one or more target businesses that have relationships with entities that may be affiliated with our Sponsor, officers, directors or existing holders which may raise potential conflicts of interest.”